Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 9,646	$ 9,991
Exploration expenditure written off	343	767	$ 746
Intangible assets, end of period	8,197	9,646	9,991
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	23,593	23,181
Exchange adjustments	350	(171)
Acquisitions	28	351
Additions	1,758	2,636
Transfers to property, plant and equipment	(3,593)	(391)
Decrease through classified as held for sale, intangible assets other than goodwill	(667)	(386)
Deletions and disposals	3,376	1,627
Intangible assets, end of period	18,093	23,593	23,181
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(13,947)	(13,190)
Exchange adjustments	(215)	97
Exploration expenditure written off	343	767
Charge for the year	829	831
Impairment losses	777	458
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	(84)	(2)
Transfers to property, plant and equipment	(2,285)	0
Decrease through classified as held for sale, intangible assets other than goodwill	502	53
Deletions and disposals	(3,344)	(1,147)
Intangible assets, end of period	(9,896)	(13,947)	(13,190)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,438	4,328
Intangible assets, end of period	3,963	4,438	4,328
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	13,053	13,075
Exchange adjustments	0	0
Acquisitions	0	0
Additions	1,213	1,539
Transfers to property, plant and equipment	(3,593)	(391)
Decrease through classified as held for sale, intangible assets other than goodwill	0	(1)
Deletions and disposals	3,057	1,169
Intangible assets, end of period	7,616	13,053	13,075
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(8,615)	(8,747)
Exchange adjustments	0	0
Exploration expenditure written off	343	767
Charge for the year	0	0
Impairment losses	26	6
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	(2)
Transfers to property, plant and equipment	(2,285)	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	(3,046)	(903)
Intangible assets, end of period	(3,653)	(8,615)	(8,747)
Biogas rights agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,433	2,884
Intangible assets, end of period	1,714	2,433	2,884
Biogas rights agreements | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,990	2,989
Exchange adjustments	0	0
Acquisitions	0	0
Additions	1	193
Transfers to property, plant and equipment	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	8	192
Intangible assets, end of period	2,983	2,990	2,989
Biogas rights agreements | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(557)	(105)
Exchange adjustments	0	0
Exploration expenditure written off	0	0
Charge for the year	93	114
Impairment losses	710	344
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	(84)	0
Transfers to property, plant and equipment	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	(7)	(6)
Intangible assets, end of period	(1,269)	(557)	(105)
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,775	2,779
Intangible assets, end of period	2,520	2,775	2,779
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	7,550	7,117
Exchange adjustments	350	(171)
Acquisitions	28	351
Additions	544	904
Transfers to property, plant and equipment	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	(667)	(385)
Deletions and disposals	311	266
Intangible assets, end of period	7,494	7,550	7,117
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,775)	(4,338)
Exchange adjustments	(215)	97
Exploration expenditure written off	0	0
Charge for the year	736	717
Impairment losses	41	108
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Transfers to property, plant and equipment	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	502	53
Deletions and disposals	(291)	(238)
Intangible assets, end of period	$ (4,974)	$ (4,775)	$ (4,338)